Exeter Fund, Inc.
                                1100 Chase Square
                            Rochester, New York 14604
                                 (585) 325-6880



March  3,  2003

Filing  Room
Securities  &  Exchange  Commission
450  Fifth  Street,  N.W.
Washington,  D.C.   20549


Re: Exeter Fund, Inc. (File Nos. 2-92633 and 811-04087) / Rule 497(j) Pro-Blend Maximum Term Series, Pro-Blend Extended Term Series, Pro-Blend Moderate Term Series, Pro-Blend Conservative Term Series, Tax Managed Series, PureMark Series, Equity Series, and Overseas Series


Dear  Sir  or  Madam:

The registrant hereby certifies, pursuant to paragraph (j) of Rule 497, that the form of the prospectuses for the series referenced above and the Statement of Additional Information dated March 1, 2003 that would have been filed under paragraph (c) of Rule 497 does not differ from the form of such prospectuses and Statement of Additional Information contained in Post-Effective Amendment No. 43, which was filed electronically under Accession Number 0000751173-03-000030 on February 28, 2003.


Sincerely,

EXETER  FUND,  INC.


/s/  Jodi  L.  Hedberg

Jodi  L.  Hedberg
Corporate  Secretary